Marketable Securities (Tables)	12 Months Ended
Dec. 31, 2022
Marketable Securities [Abstract]
Schedule of marketable securities
	Marketable securities (current)	Marketable securities (non-current)	Total
	$	$	$
Balance, December 31, 2020, and 2021	-	-	-

Additions	2,443,094	608,391	3,051,485
Fair value adjustments	848,814	208,592	1,057,406
Currency translation adjustment	(129,547)	(32,151)	(161,698)
Balance, December 31, 2022	3,162,361	784,832	3,947,193